UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-21463


                              Columbus Funds, Inc.
               (Exact name of registrant as specified in charter)


        227 Washington Street
        Columbus, IN                                  47202
      (Address of principal executive offices)     (Zip code)


                                David B. McKinney
                              Columbus Funds, Inc.
                              227 Washington Street
                               Columbus, IN 47202
                     (Name and address of agent for service)

                                   Copies to:
                                Scott A. Moehrke
                              Kirkland & Ellis LLP
                             200 East Randolph Drive
                                Chicago, IL 60601


Registrant's telephone number, including area code:  (812)372-6606


Date of fiscal year end: September 30


Date of reporting period: September 30, 2004


Item 1 - Reports to Stockholders

--------------------------------------------------------------------------------

                                 COLUMBUS FUNDS:

                       COLUMBUS CORPORATE OPPORTUNITY FUND


                                  ANNUAL REPORT

                               SEPTEMBER 30, 2004











     Shares of Columbus Funds are distributed by an independent third party,
                        UMB Distribution Services, LLC.


--------------------------------------------------------------------------------

        REAMS ASSET                           227 Washington Street
[LOGO]  MANAGEMENT                            P.O. Box 727
        COMPANY                               Columbus, IN 47202-0727
                                              (812) 372-6606 Fax (812) 376-3137



November 24, 2004

Dear Shareholders:

We are pleased to provide you with the 2004 Annual Report of the Columbus Funds, Inc. ("the Funds"). We would like to take this opportunity to convey our gratitude for your investment in the Funds.

This Annual Report summarizes the activities of the Columbus Corporate Opportunity Fund for the period from its inception on December 31, 2003 through its fiscal year ended September 30, 2004. While the Columbus Corporate Opportunity Fund is the only series of the Funds that is currently open, we anticipate the opening of the Columbus Core Fund and the Columbus Core Plus Fund in the near future.

The performance and outlook for the Funds is discussed elsewhere in this Annual Report. We will take this opportunity to comment on regulatory issues affecting the Funds. The Securities and Exchange Commission ("SEC") continues to be extremely active in its regulatory efforts in the mutual fund arena. The SEC has issued a variety of rules in areas including compliance programs of mutual funds, fund governance and trading abuses. In addition, it is likely that there will continue to be regulatory and legislative actions impacting the mutual fund industry. The Board of Directors of the Funds, together with the management of Reams Asset Management Company, the investment adviser to the Funds, will continue to work diligently to comply in all respects with all such requirements.

Once again, we would like to extend our sincere thanks for your investment in the Funds.

Sincerely,

/s/ Mark M. Egan, CFA, CPA
Mark M. Egan, CFA, CPA
President

/s/ David B. McKinney, CPA
David B. McKinney, CPA
Treasurer

MARKET REVIEW, OUTLOOK, AND PORTFOLIO STRATEGY

The Columbus Corporate Opportunity Fund had its inception on 12/31/2003. During the period from the fund's inception through 9/30/2004, we assembled a portfolio that we believe appropriately reflects developments in the corporate and high-yield bond markets. We think that the following points are relevant to how the fund has been structured:

o Yield spreads and real yields in the high yield market moved lower during the period to some of their least attractive levels of the last 20 years. Low spreads reflect the current low levels of volatility and defaults in the market.

o As Treasury yields moved lower during the period, high yield bond prices kept up with and exceeded the increase in Treasury bond prices, resulting in a considerable richening of high yield bond prices and, in our opinion, a lessening of their relative value.

o Despite refinancings, high yield bond prices remained high as of 9/30/2004, with 77% of issues trading above par and with an average price on bonds in the benchmark of $102. In our opinion, this is a precarious condition for the market since high yield bonds above par have little upside and full downside since credit disappointments are inevitable over the lives of these issues.

o In response to our perception of the overvalued condition of the high yield market, we maintained the portfolio in a defensive position during the period by shortening maturities and moving up in credit structure. We believe that the portfolio remains in a very strong condition to weather the high level of risk that the market presents at current levels of valuation.

Inflation-Adjusted High Yield Bond Yields


                                                      Merrill Lynch
                                                        High Yield
                      BB Corporate    B Corporate   Master II Index

     12/31/86             6.22            7.26
      3/31/87             5.71            6.89
      6/30/87             6.44             7.5               4
      9/30/87             8.16            9.43
     12/31/87             6.95            8.69
      3/31/88             6.09            8.46
      6/30/88             5.96            8.41              13
      9/30/88             6.07            8.71
     12/31/88             6.34            8.77
      3/31/89             7.83            9.79
      6/30/89             7.18            9.63               2
      9/30/89             7.57           10.55
     12/31/89             7.49            11.3
      3/31/90              9.6           13.08
      6/30/90             8.91           12.31              -4
      9/30/90            10.11           15.12
     12/31/90             9.86           15.22
      3/31/91             8.46           12.59
      6/30/91             9.72           11.75              39
      9/30/91             8.83           10.68
     12/31/91             7.98            9.63
      3/31/92             6.39            7.96
      6/30/92             6.52            8.04              17
      9/30/92             6.27            7.66
     12/31/92             6.65            8.41
      3/31/93             4.89            6.01
      6/30/93              4.5            5.51              17
      9/30/93             4.26            5.95
     12/31/93             4.15            5.56
      3/31/94             5.22            6.57
      6/30/94             5.95            7.09              -1
      9/30/94             5.85            7.42
     12/31/94             6.44            8.08
      3/31/95             6.94            8.72
      6/30/95             6.09            8.14              20
      9/30/95              7.1            8.12
     12/31/95             5.52            7.64
      3/31/96             5.95            7.82
      6/30/96              6.3            8.15              11
      9/30/96             6.11            7.65
     12/31/96             5.43            7.07
      3/31/97             6.23            7.77
      6/30/97              5.7            7.14              13
      9/30/97             5.73            7.03
     12/31/97             5.61            6.71
      3/31/98             5.27            6.93
      6/30/98             5.61            7.11               3
      9/30/98             6.34            9.29
     12/31/98             5.91            8.51
      3/31/99             6.03            8.14
      6/30/99             6.65            8.45               2
      9/30/99             7.04            9.28
     12/31/99             6.99            8.97
      3/31/00              7.7            9.92
      6/30/00             8.01           10.15              -5
      9/30/00             7.48           10.48
     12/31/00             7.75           12.03
      3/31/01             6.54           10.35
      6/30/01             6.81           10.19               4
      9/30/01             7.63           10.98
     12/31/01             6.64            8.96
      3/31/02             6.12            8.49
      6/30/02             6.33            8.88              -2
      9/30/02              7.5           11.06
     12/31/02             6.91            9.19
      3/31/03             5.95            8.07
      6/30/03             4.65            6.44              28
      9/30/03             4.72            6.19
     12/31/03             4.07            5.32
      3/31/04             3.72            5.29
      6/30/04             4.71            5.94               1
      9/30/04             4.21            5.57

                                Source: Reams Asset Management Proprietary Chart

High Yield Bond Spreads vs. Treasury Notes

              BB Corporate         B  Corporate
     Jan-87        389                   504
     Feb-87        370                   481
     Mar-87        351                   450
     Apr-87        357                   434
     May-87        328                   441
     Jun-87        320                   438
     Jul-87        292                   420
     Aug-87        262                   378
     Sep-87        282                   425
     Oct-87        382                   566
     Nov-87        327                   499
     Dec-87        322                   503
     Jan-88        335                   515
     Feb-88        309                   474
     Mar-88        285                   506
     Apr-88        259                   467
     May-88        220                   451
     Jun-88        244                   471
     Jul-88        213                   435
     Aug-88        216                   453
     Sep-88        240                   492
     Oct-88        245                   511
     Nov-88        216                   454
     Dec-88        220                   462
     Jan-89        216                   423
     Feb-89        202                   402
     Mar-89        240                   441
     Apr-89        293                   490
     May-89        294                   513
     Jun-89        309                   554
     Jul-89        364                   619
     Aug-89        303                   564
     Sep-89        320                   620
     Oct-89        359                   718
     Nov-89        369                   755
     Dec-89        355                   735
     Jan-90        353                   733
     Feb-90        362                   780
     Mar-90        326                   759
     Apr-90        359                   702
     May-90        381                   721
     Jun-90        350                   685
     Jul-90        384                   652
     Aug-90        385                   727
     Sep-90        448                   930
     Oct-90        432                  1011
     Nov-90        515                   999
     Dec-90        512                  1026
     Jan-91        503                   980
     Feb-91        425                   882
     Mar-91        387                   775
     Apr-91        472                   741
     May-91        540                   753
     Jun-91        499                   678
     Jul-91        497                   644
     Aug-91        528                   661
     Sep-91        531                   682
     Oct-91        487                   667
     Nov-91        489                   659
     Dec-91        535                   718
     Jan-92        354                   595
     Feb-92        322                   525
     Mar-92        301                   488
     Apr-92        329                   510
     May-92        348                   523
     Jun-92        388                   552
     Jul-92        410                   576
     Aug-92        408                   578
     Sep-92        416                   584
     Oct-92        425                   619
     Nov-92        362                   561
     Dec-92        376                   578
     Jan-93        417                   547
     Feb-93        418                   548
     Mar-93        386                   505
     Apr-93        386                   498
     May-93        353                   466
     Jun-93        341                   483
     Jul-93        333                   479
     Aug-93        358                   527
     Sep-93        371                   550
     Oct-93        346                   520
     Nov-93        324                   483
     Dec-93        317                   470
     Jan-94        304                   446
     Feb-94        273                   410
     Mar-94        295                   449
     Apr-94        296                   454
     May-94        294                   446
     Jun-94        290                   440
     Jul-94        315                   482
     Aug-94        314                   482
     Sep-94        277                   452
     Oct-94        271                   438
     Nov-94        284                   459
     Dec-94        279                   452
     Jan-95        293                   484
     Feb-95        293                   476
     Mar-95        286                   476
     Apr-95        266                   463
     May-95        298                   511
     Jun-95        291                   536
     Jul-95        275                   491
     Aug-95        283                   515
     Sep-95        275                   519
     Oct-95        291                   534
     Nov-95        306                   566
     Dec-95        308                   565
     Jan-96        295                   552
     Feb-96        253                   487
     Mar-96        260                   481
     Apr-96        249                   443
     May-96        246                   418
     Jun-96        264                   454
     Jul-96        252                   443
     Aug-96        233                   410
     Sep-96        231                   397
     Oct-96        254                   432
     Nov-96        245                   437
     Dec-96        215                   388
     Jan-97        214                   373
     Feb-97        185                   338
     Mar-97        195                   361
     Apr-97        209                   374
     May-97        196                   336
     Jun-97        199                   343
     Jul-97        209                   356
     Aug-97        204                   338
     Sep-97        211                   337
     Oct-97        258                   390
     Nov-97        248                   372
     Dec-97        256                   376
     Jan-98        240                   370
     Feb-98        232                   355
     Mar-98        230                   350
     Apr-98        230                   359
     May-98        254                   384
     Jun-98        274                   410
     Jul-98        264                   406
     Aug-98        426                   640
     Sep-98        448                   701
     Oct-98        457                   744
     Nov-98        386                   602
     Dec-98        383                   624
     Jan-99        359                   606
     Feb-99        321                   553
     Mar-99        337                   529
     Apr-99        315                   488
     May-99        328                   502
     Jun-99        339                   507
     Jul-99        337                   515
     Aug-99        354                   537
     Sep-99        376                   577
     Oct-99        367                   564
     Nov-99        341                   522
     Dec-99        320                   490
     Jan-00        324                   499
     Feb-00        338                   522
     Mar-00        390                   617
     Apr-00        393                   603
     May-00        435                   642
     Jun-00        427                   648
     Jul-00        424                   640
     Aug-00        376                   669
     Sep-00        414                   702
     Oct-00        439                   782
     Nov-00        470                   911
     Dec-00        480                   909
     Jan-01        434                   772
     Feb-01        428                   757
     Mar-01        433                   818
     Apr-01        406                   774
     May-01        391                   752
     Jun-01        431                   770
     Jul-01        452                   764
     Aug-01        459                   756
     Sep-01        617                   954
     Oct-01        581                   926
     Nov-01        464                   740
     Dec-01        484                   725
     Jan-02        471                   705
     Feb-02        488                   731
     Mar-02        386                   625
     Apr-02        411                   623
     May-02        419                   640
     Jun-02        479                   738
     Jul-02        618                   868
     Aug-02        631                   861
     Sep-02        680                   968
     Oct-02        659                  1018
     Nov-02        562                   837
     Dec-02        607                   848
     Jan-03        587                   801
     Feb-03        583                   793
     Mar-03        515                   746
     Apr-03        444                   665
     May-03        467                   693
     Jun-03        424                   622
     Jul-03        395                   579
     Aug-03        373                   551
     Sep-03        392                   562
     Oct-03        333                   503
     Nov-03        300                   481
     Dec-03        298                   456
     Jan-04        294                   448
     Feb-04        302                   472
     Mar-04        298                   483
     Apr-04        260                   417
     May-04        304                   451
    June-04        295                   437
    July-04        276                   431
     Aug-04        276                   431

                                                           Source: Merrill Lynch

o We believe that continued erosion in the quality of high yield new issues is potentially setting the stage for future credit problems.

o As spreads and high-grade yields diminished, the high yield market became more closely linked to the high-grade markets. Consequently, the duration of the portfolio has become more significant. We kept the duration of the fund well below benchmark levels, both because we are cautious about interest rates and because we are cautious about spreads.

o Investors should be aware that in an environment of rising interest rates, investors may expect to see declining bond prices. Keep in mind tht the Corporate Opportunity Fund invests a large portion of its portfolio in fixed income securities which are below investment grade ("high-yield securities"). Funds that invest in high-yield securities are subject to greater credit, selection and market risks than funds which invest in investment grade fixed income securities. In addition, increases in interest rates or declining financial conditions of issuers of high-yield securities are likely to have a greater negative impact on high-yield securities than other higher quality fixed income securities. High-yield securities are more speculative and are at a higher risk of default.

Average High Yield Bond Price


            BB Corporate
12/86           101.46
                 97.36
6/87             94.07
                 90.93
                 92.94
                 93.09
6/88                92
                 90.58
                  88.2
                 88.73
6/89             86.56
                 83.21
                  78.7
                 80.32
6/90             73.97
                 72.48
                 82.02
                 85.29
6/91             89.03
                 91.84
                 96.94
                 97.84
6/92             99.76
                 97.95
                100.82
                102.46
6/93            102.72
                101.62
                  97.8
                 95.22
6/94             93.82
                 91.56
                 91.76
                  95.4
6/95             95.73
                 96.94
                 96.04
                 94.88
6/96             96.48
                 99.84
                 98.93
                101.33
6/97            103.56
                103.17
                103.42
                100.66
6/98             93.22
                 92.66
                 92.71
                 92.02
6/99             90.18
                 89.74
                  84.8
                 83.76
6/00             82.38
                 76.97
                  81.1
                 79.15
6/01             75.37
                 80.57
                 83.25
                 79.71
6/02             78.15
                 83.97
                 89.37
                 97.51
6/03             98.77
                102.62
                102.54
                102.54
6/04             99.56
                101.95

                                                           Source: Merrill Lynch


Percentage of High Yield New Issuance Senior Equivalent B- or Lower

Year        % of High Yield New Issuance
 83                     15
 84                     17
 85                     20
 86                     12
 87                      7
 88                     12
 89                      4
 90                      1
 91                      2
 92                      8
 93                     17
 94                     22
 95                     23
 96                     21
 97                     21
 98                     26
 99                     21
  0                     29
  1                      9
  2                     10
  3                     25
  4                     34

                                                           Source: Merrill Lynch

COLUMBUS CORPORATE OPPORTUNITY CHARACTERISTICS: 9/30/04

                                                                       Merrill
                                                                        H0A0
                                                            Portfolio   Index
                                                            ---------   -----
Total Market Value                                          $569,159     N/A
Avg. Portfolio Duration (Years)                                3.1       4.5
Avg. Yield to Maturity/Worst                                  5.0%      7.5%
Avg. Quality                                                  BBB-       B+
 (On scale of 10=AAA, 20=AA, etc.)                             43

--------------------------------------------------------------------------------

                                                                       Merrill
                                                                        H0A0
                                                            Portfolio   Index
QUALITY STRUCTURE                                           ---------   -----
AAA                                                           21.9%     0.0%
AA                                                            3.9%      0.0%
A                                                             3.4%      0.0%
BBB                                                           11.8%     0.0%
BB                                                            36.7%     39.0%
B                                                             20.2%     45.2%
Other                                                         2.1%      15.8%
                                                             ------    ------
  TOTAL                                                      100.0%    100.0%

                                                                       Merrill
                                                                        H0A0
                                                            Portfolio   Index
MATURITY DISTRIBUTION                                       ---------   -----
0 - 1 yr.                                                     26.9%     0.0%
1 - 3                                                         11.5%     8.5%
3 - 5                                                         11.3%     18.2%
5 - 7                                                         15.5%     25.5%
7 - 10                                                        23.1%     33.9%
10 - 20                                                       9.1%      5.6%
20+                                                           2.6%      8.3%
                                                             ------    ------
  TOTAL                                                      100.0%    100.0%

                                                                       Merrill
                                                                        H0A0
                                                            Portfolio   Index
SECTOR STRUCTURE                                            ---------   -----
Liquidity                                                     16.7%     0.0%
Corporate:                                                    81.2%    100.0%
  Finance & Insurance                                         6.2%      3.3%
  Basic & Capital Goods                                       22.5%     20.2%
  Consumer Cyclical                                           3.9%      7.6%
  Consumer Non-Cyclical                                       1.8%      5.8%
  Energy                                                      11.8%     9.2%
  Services Cyclical                                           16.6%     13.2%
  Services Non-Cyclical                                       3.7%      6.7%
  Cable & Media                                               3.4%      9.5%
  Telecommunications                                          2.0%      10.0%
  Technology & Electronics                                    1.5%      4.4%
  Electric Utility & Generation                               7.8%      10.1%
Asset Backed                                                  2.1%      0.0%
Sovereign                                                     0.0%      0.0%
                                                             ------    ------
  TOTAL                                                      100.0%    100.0%

INVESTMENT HIGHLIGHTS

                          Growth of $10,000 Investment

                                       COLUMBUS
                                       CORPORATE          MERRILL LYNCH HIGH
                                   OPPORTUNITY FUND      YIELD MASTER II INDEX
                                   ----------------      ---------------------
12/31/2003                              10,000                  10,000
 1/31/2004                              10,201                  10,162
 2/29/2004                              10,241                  10,150
 3/31/2004                              10,332                  10,218
 4/30/2004                              10,313                  10,151
 5/31/2004                              10,227                   9,991
 6/30/2004                              10,315                  10,136
 7/31/2004                              10,439                  10,273
 8/31/2004                              10,609                  10,460
 9/30/2004                              10,747                  10,605

---------------------------------------------------
Total Return*
---------------------------------------------------
                                  Since Inception
                                12/31/03 - 9/30/04
Columbus Corp. Oppor. Fund            7.47%
ML High Yield Master II Index**       6.05%
---------------------------------------------------

This chart assumes an initial gross investment of $10,000 made on 12/31/03 (commencement of operations). Returns shown include the reinvestment of all distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-888-416-0400. THE PERFORMANCE RETURNS OF THE FUND REFLECT A FEE WAIVER IN EFFECT. IN THE ABSENCE OF EXISTING FEE WAIVERS, TOTAL RETURN IS ESTIMATED TO BE -46.43% FOR THE PERIOD 12/31/2003 THROUGH 9/30/2004.

*Total return measures change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Total return reflects aggregate change and is not annualized.

**The Merrill Lynch High Yield Master II Index is an unmanaged index of non-investment grade U.S. dollar-denominated fixed income securities of domestic and foreign issuers having a maturity greater than one year. The index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in fixed income securities. You can not invest directly in an index.

                       COLUMBUS CORPORATE OPPORTUNITY FUND

EXPENSE EXAMPLE (UNAUDITED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004

As a shareholder of the Columbus Corporate Opportunity Fund (the "Fund"), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                        Columbus Corporate Opportunity Fund
                      ---------------------------------------
                                                Expenses
                       Beginning   Ending         paid
                        account    account       during
                         value      value        period
                        4/1/04     9/30/04  4/1/04-9/30/04(1)
                      ---------------------------------------

Actual                $1,000.00  $1,040.20       $2.50

Hypothetical
(5% return
before expenses)       1,000.00   1,022.55        2.48


(1) Expenses are equal to the Funds' annualized expense ratio (0.49%), multiplied by the average account value over the period, and multiplied by
    0.5000 (to reflect the one-half-year period).

                       COLUMBUS CORPORATE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004


Principal
 Amount                                                                  Value
 ------                                                                  -----

             COLLATERALIZED MORTGAGE OBLIGATIONS          6.4%

             CIPGE 1997-1 A7
 $ 3,156        6.42%, 9/25/08                                       $    3,281
             Conseco Finance Securitizations Corp.
   8,665        5.15%, 2/1/06                                             8,744

             DR Structured Fin. Co.
   8,917        8.55%, 8/15/19                                            6,242

             General Growth Prop.
   5,000        6.537%, 11/15/04                                          5,024

             SLMA 2001-2
  11,069        1.70%, 7/27/09                                           11,095
                                                                      ---------


             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $33,915)    34,386
                                                                      ---------

 Shares
 ------

             COMMON STOCKS                                0.5%
     213        Telewest Global, Inc.                                     2,475
      92        Foster Wheeler, Ltd.                                         43
                                                                      ---------

                   TOTAL COMMON STOCKS (COST $3,294)                      2,518

Principal
 Amount
 ------

                   CORPORATE BONDS                       80.7%

             Abitibi-Consolidated, Inc.
 $ 1,000        8.55%, 8/1/10                                             1,073
   3,000        6.00%, 6/20/13                                            2,760
             Adelphia Communications Corp.
   2,000        10.25%, 6/15/11                                           1,885
             AES Corp.
   3,000        7.75%, 3/1/14                                             3,098
             AES Gener. SA - 144A
   5,000        7.50%, 3/25/14                                            5,025
             Ahold Finance USA, Inc.
   2,000        6.875%, 5/1/29                                            1,915
             Ainsworth Lumber
   2,000        6.75%, 3/15/14                                            1,925
             Airgas, Inc.
   2,000        6.25%, 7/15/14                                            2,000
             AK Steel Corp.
   2,000        7.875%, 2/15/09                                           1,985
             Alleghany Ludlum Corp.
   3,000        6.95%, 12/15/25                                           2,850

                       COLUMBUS CORPORATE OPPORTUNITY FUND

SEPTEMBER 30, 2004


Principal
 Amount                                                                  Value
 ------                                                                  -----

             Allied Waste NA - B
 $ 1,000        10.00%, 8/1/09                                       $    1,053
             American Standard, Inc.
   1,000                7.375%, 4/15/05                                   1,020
             Amerigas Partners - B
   3,000        8.875%, 5/20/11                                           3,307
             Arco Chemical Co.
   5,000        9.80%, 2/1/20                                             5,213
             Autocam Corp. - 144A
   1,000        10.875%, 6/15/14                                            997
             Boise Cascade Corp.
   5,000        6.50%, 11/1/10                                            5,575
   1,000        7.35%, 02/1/16                                            1,177
             Borden Chemical, Inc.
   2,000        8.375%, 4/15/16                                           1,770
             Bowater, Inc.
   2,000        4.88%, 3/15/10                                            1,990
             BRL Universal Equipment
   1,000        8.875%, 2/15/08                                           1,065
             Browning-Ferris Co.
   6,000        7.875%, 3/15/05                                           6,015
             Caithness Coso Fund Corp. - B
   1,591        9.05%, 12/15/09                                           1,750
             Calpine Corp. - 144A
   2,000        8.75%, 7/15/13                                            1,510
             Caraustar Industries, Inc.
   5,000        9.875%, 4/1/11                                            5,350
             Case Corporation
   2,000        7.25%, 8/1/05                                             2,050
             Cerro Negro Finance, Ltd. - 144A
   1,000        7.90%, 12/1/20                                              975
             Charter Communications Holdings, LLC
   5,000        8.625%, 4/1/09                                            3,888
             CHC Helicopter Corp.
   5,000        7.375%, 5/1/14                                            5,212
             Chesapeake Energy Corp.
   1,000        8.375%, 11/1/08                                           1,090
   3,000        8.125%, 4/1/11                                            3,285
             Circus Circus, Inc.
   3,000        6.45%, 2/1/06                                             3,090
             CIT Group Inc. - MTN
   5,000        1.92%, 11/4/05                                            5,008
             CIT Group Inc.
   5,000        4.125%, 2/21/06                                           5,088
             Citgo Petroleum Corp.
   5,000        7.875%, 5/15/06                                           5,250

                       COLUMBUS CORPORATE OPPORTUNITY FUND

SEPTEMBER 30, 2004


Principal
 Amount                                                                  Value
 ------                                                                  -----

             Citigroup, Inc.
$ 15,000        1.88%, 6/4/07                                        $   14,991
             CMS Energy Corp.
   2,000        8.90%, 7/15/08                                            2,180
             CMS Panhandle Holding Co.
   3,000        6.50%, 7/15/09                                            3,286
             Collins & Aikman Products - 144A
   1,000        12.875%, 8/24/12                                            922
             CONSOL Energy, Inc.
   2,000        7.875%, 3/1/12                                            2,230
             Consumers Energy Co.
   3,000        7.375%, 9/15/23                                           3,108
             Continental Airlines, Inc. - 981C
   3,644        6.541%, 9/15/08                                           3,142
             Crown Euro Holdings SA
   5,000        9.50%, 3/1/11                                             5,575
             Dean Foods
   1,000        6.90%, 10/15/17                                           1,025
             Delhaize America, Inc.
   3,000        7.55%, 4/15/07                                            3,254
             Echostar DBS Corp. - 144A
   2,000        6.625%, 10/1/14                                           1,987
             Edison Mission Energy Funding - 144A
   3,655        7.33%, 9/15/08                                            3,838
             Eli Lilly & Co.
   5,000        1.79%, 8/24/07                                            4,991
             Elizabeth Arden, Inc.
   2,000        7.75%, 1/15/14                                            2,100
             Fertinitro Finance Corp. - 144A
   5,000        8.29%, 4/1/20                                             4,120
             Finlay Fine Jewelry Corp.
   2,000        8.375%, 6/1/12                                            2,150
             Finova Group, Inc.
   4,050        7.50%, 11/15/09                                           2,020
             Flowserve Corp.
   3,000        12.25%, 8/15/10                                           3,390
             Foster Wheeler, Ltd.
   1,500        10.359%, 9/15/11                                          1,575
             Frontier Oil Corp. - 144A
   2,000        6.625%, 10/1/11                                           2,025
             GE Capital Corp. - MTNA
   5,000        7.50%, 5/15/05                                            5,159
             Georgia Gulf Corp.
   2,000        7.625%, 11/15/05                                          2,083

                       COLUMBUS CORPORATE OPPORTUNITY FUND

SEPTEMBER 30, 2004


Principal
 Amount                                                                  Value
 ------                                                                  -----

             Georgia-Pacific Corp.
 $ 4,000        7.75%, 11/15/29                                      $    4,300
             Grant Prideco Escrow
   1,000        9.00%, 12/15/09                                           1,117
             Harrah's Operating Co., Inc.
   1,000        7.875%, 12/15/05                                          1,056
   3,000        7.50%, 1/15/09                                            3,356
             Hasbro, Inc.
   2,000        5.60%, 11/1/05                                            2,060
             Hilton Hotels Corp.
   4,000        7.625%, 5/15/08                                           4,480
             HMH Properties, Inc. - B
   3,000        7.875%, 8/1/08                                            3,086
             Homer City Funding, LLC
   4,950        8.137%, 10/1/19                                           5,495
             Huntsman International, LLC
   1,000        10.125%, 7/1/09                                           1,050
             Huntsman LLC
   1,000        11.625%, 10/15/10                                         1,157
             ICI WILMINGTON
   5,000        7.05%, 9/15/07                                            5,399
             Insight Communications
   3,000        12.25%, 2/15/11*                                          2,805
             Intelsat LTD
   1,000        6.50%, 11/1/13                                              820
             International Lease Finance Corp.
   1,000        2.97%, 10/18/04                                           1,000
             International Lease Finance Corp. - MTN0
   1,000        2.89375%, 8/1/05                                          1,009
             International Steel Group
   2,000        6.50%, 4/15/14                                            2,000
             iStar Financial, Inc.
   3,000        8.75%, 8/15/08                                            3,439
             ITT CORP.
   5,000        6.50%, 5/1/11                                             5,008
             J.C. Penney Co., Inc. - MTNA
   5,000        7.05%, 5/23/05                                            5,138
             La Quinta Properties - MTN
   5,000        7.33%, 4/1/08                                             5,150
             Lennar Corp. - B
   3,000        9.95%, 5/1/10                                             3,266
             LNR Property Corp. - A
   2,000        7.25%, 10/15/13                                           2,180
             Louisiana Pacific Corp.
   5,000        8.875%, 8/15/10                                           5,975
             Lubrizol Corp.
   3,000        5.50%, 10/1/14                                            2,979

                       COLUMBUS CORPORATE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004


Principal
 Amount                                                                  Value
 ------                                                                  -----

             Luscar Coal Ltd.
$  5,000        9.75%, 10/15/11                                      $    5,675
             Lyondell Chemical Co. - B
   1,000        9.875%, 5/1/07
                                                                          1,056
             Massey Energy Co.
   2,000        6.95%, 3/1/07                                             2,100
             Mediacom Broadband, LLC
   2,000        11.00%, 7/15/13                                           2,130
             Midland Funding II - A
   1,721        11.75%, 7/23/05                                           1,822
             Millar Western Forest
   3,000        7.75%, 11/15/13                                           3,150
             Millipore Corp.
   2,000        7.50%, 4/1/07                                             2,135
             Navistar International
   2,000        7.50%, 6/15/11                                            2,135
             Nextel Communications
   5,000        7.375%, 8/1/15                                            5,375
             Norske Skog Canada Ltd. - D
   2,000        8.625%, 6/15/11                                           2,170
             Norske Skog Canada Ltd.
   1,000        7.375%, 3/1/14                                            1,045
             Nova Chemicals, Ltd.
   2,000        7.00%, 9/15/05                                            2,068
             NRG Energy, Inc. - 144A
   3,000            8.00%, 12/15/13                                       3,214
             OED Corp./Diamond Jo - 144A
   2,000        8.75%, 4/15/12                                            1,850
             Offshore Logistics
   2,000        6.125%, 6/15/13                                           2,030
             Omega Healthcare Investors
   3,000        6.95%, 8/1/07                                             3,105
             OMI Corp.
   5,000        7.625%, 12/1/13                                           5,131
             Omnicare, Inc.
   5,000        6.125%, 6/1/13                                            5,025
             Overseas Shipholding Group
   2,000        8.25%, 3/15/13
             Parker & Parsley Ltd.
   5,000        8.875%, 4/15/05                                           5,158
             Peabody Energy Corp. - B
   6,000        6.875%, 3/15/13                                           6,480
             Pep Boys - Manny, Moe & Jack
   1,000        7.00%, 6/1/05                                             1,015
             Petroleum Helicopters - B
   2,000        9.375%, 5/1/09                                            2,150

                       COLUMBUS CORPORATE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004


Principal
 Amount                                                                  Value
 ------                                                                  -----

             PG&E Gas Transmission NW
 $ 3,000        7.10%, 6/1/05                                             3,068
             Polyone Corp.
   5,000        8.875%, 5/1/12                                            5,100
             Pope & Talbot
   5,000        8.375%, 6/1/13                                            5,225
             Premcor Refining Group
   5,000        9.25%, 2/1/10                                             5,675
             Qwest Corp.
   1,000        7.20%, 11/10/26                                             873
             Reliant Resources, Inc.
   3,000        9.50%, 7/15/13                                            3,259
             Rogers Cablesystems, Ltd.
   3,000        11.00%, 12/1/15                                           3,360
             Rogers Wireless, Inc.
   2,000        9.625%, 5/1/11                                            2,230
             Royal Caribbean Cruises Ltd.
   1,000        7.25%, 8/15/06                                            1,065
   1,000        7.50%, 10/15/27                                           1,040
             Sanmina Corp.
   1,000        10.375%, 1/15/10                                          1,144
             Sea Containers - B
   2,000        7.875%, 2/15/08                                           1,973
             Service Corp. Intl.
   5,000        7.875%, 2/1/13                                            5,325
             Servicemaster Co.
   3,000        7.45%, 8/15/27                                            3,283
             Shaw Group, Inc.
   5,000        10.75%, 3/15/10                                           5,250
             Ship Finance Int'l., Ltd.
   1,000        8.50%, 12/15/13                                             995
             Solectron Corp.
   2,000        9.625%, 2/15/09                                           2,215
             Station Casinos
   2,000        6.875%, 3/1/16                                            2,055
             Steel Dynamics, Inc.
   1,000        9.50%, 3/15/09                                            1,110
             Stena AB
   5,000        7.50%, 11/1/13                                            5,006
             Teekay Shipping Corp.
   2,000        8.32%, 2/1/06                                             2,063
             Tembec Industries, Inc.
   2,000        8.625%, 6/30/09                                           2,050
             Tenneco Automotive, Inc. - B
   3,000        11.625%, 10/15/09                                         3,165
             Tesoro Petroleum Corp.
   1,000        8.00%, 4/15/08                                            1,080

                       COLUMBUS CORPORATE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004


Principal
 Amount                                                                  Value
 ------                                                                  -----

                   Texas Industries, Inc.
 $ 1,000        10.25%, 6/15/11                                         $ 1,150
             Thomas & Betts Corp. - MTN
   2,000                6.625%, 5/7/08                                    2,134
             Trinty Industries LE
   2,000        6.50%, 3/15/14                                            1,970
             TRW Automotive, Inc.
   1,000        9.375%, 2/15/13                                           1,142
             Tyco International Group SA
   1,000        6.375%, 2/15/06                                           1,045
   2,000        6.125%, 1/15/09                                           2,174
             United Air Lines, Inc. - 00-2
   4,909        7.811%, 10/1/09                                           1,191
             United Air Lines, Inc. - 01-1
   5,000        6.932%, 9/1/11                                            1,302
             United Refining Co. - 144A
   2,000        10.50%, 8/15/12                                           1,965
             US Steel Corp.
   2,000        9.75%, 5/15/10                                            2,290
             US West Communications
   3,000        7.50%, 6/15/23                                            2,730
             Videotron ltee
   2,000        6.875%, 1/15/14                                           2,050
             WCI Communities, Inc.
   5,000        9.125%, 5/1/12                                            5,575
             Western Oil Sands, Inc.
   2,000        8.375%, 5/1/12                                            2,305
             Western Resources, Inc.
   5,000        7.875%, 5/1/07                                            5,543
             William Cos., Inc.
   1,000        7.125%, 9/1/11                                            1,097
   6,000        8.125%, 3/15/12                                           6,915
             William Lyon Homes
   3,000        10.75%, 4/1/13                                            3,465
   2,000        7.50%, 2/15/14                                            2,040
             Xerox Corp.
   2,000        6.875%, 8/15/11                                           2,090
             Xerox Corp. - MTN
   2,000        7.20%, 4/1/16                                             2,045
                                                                      ---------

           TOTAL CORPORATE BONDS (COST $426,972)                        433,776
                                                                      ---------

                       COLUMBUS CORPORATE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004



 Shares                                                                 Value
 ------                                                                 -----

             PREFERRED STOCKS                             0.1%
       1        Foster Wheeler, Ltd., Convertible - B                 $     577
                                                                      ---------

                TOTAL PREFERRED STOCKS (COST $520)                          577
                                                                      ---------

Principal
 Amount
 ------

             U.S. GOVERNMENT AGENCIES                     1.8%

             Fannie Mae
 $10,000        1.625%, 12/30/05                                          9,897
                                                                      ---------

             TOTAL U.S. GOVERTMENT AGENCIES (COST $9,863)                 9,897
                                                                      ---------

             SHORT-TERM INVESTMENT                       16.4%
  88,005        UMB Bank Money Market Fiduciary                          88,005
                                                                      ---------

                TOTAL SHORT-TERM INVESTMENT (COST $88,005)               88,005
                                                                      ---------

                TOTAL INVESTMENTS (COST $562,569)       105.9%          569,159

                LIABILITIES LESS OTHER ASSETS            (5.9%)         (31,851)
                                                                      ---------

                NET ASSETS                              100.0%         $537,308
                                                                      =========


^ Issue in default
*Non-income producing

                        See notes to financial statements

                       COLUMBUS CORPORATE OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2004

ASSETS:

     Investments, at value (cost $562,569)                            $ 569,159
     Deferred Offering Costs                                             23,823
     Interest receivable                                                  8,638
     Receivable for securities sold                                      13,972
     Prepaid expenses                                                     1,589
                                                                      ---------

     Total assets                                                       617,181
                                                                      ---------

LIABILITIES:
     Payable for investment advisor fees                                    460
     Payable for securities purchased                                    29,444
     Audit Fees Payable                                                  14,750
     Legal Expense Payable                                               14,145
     Directors' Fees Payable                                              7,600
     Other accrued expenses                                              13,474
                                                                      ---------

     Total liabilities                                                   79,873
                                                                      ---------

NET ASSETS                                                            $ 537,308
                                                                      =========

NET ASSETS CONSIST OF:
     Paid-in-capital                                                  $ 516,159
     Undistributed net investment income                                  2,024
     Accumulated undistributed net realized gain on investments          12,535
     Net unrealized appreciation on investments                           6,590
                                                                      ---------

NET ASSETS                                                            $ 537,308
                                                                      =========

SHARES OUTSTANDING, $0.0001 PAR VALUE,
     (UNLIMITED SHARES AUTHORIZED)                                       51,770

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE                                            $   10.38
     (NET ASSETS DIVIDED BY SHARES OUTSTANDING)                       =========


                        See notes to financial statements.

                       COLUMBUS CORPORATE OPPORTUNITY FUND


STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 2004(1)


INVESTMENT INCOME:
     Interest                                                        $   20,059
                                                                     ----------


     Total investment income                                             20,059
                                                                     ----------

EXPENSES:
     Offering Costs                                                      71,470
     Professional fees                                                   51,620
     Shareholder servicing fees                                          37,920
     Directors' fees and expenses                                        30,955
     Administration and fund accounting fees                             28,073
     Reports to shareholders                                             25,224
     Custody fees                                                        15,432
     Federal and state registration fees                                  4,349
     Investment advisory fees                                             1,722
     Insurance expense                                                      700
     Other expenses                                                       9,953
                                                                     ----------

     Total expenses before waiver and reimbursement of expenses         277,418

     Less:  Waiver and reimbursement of expenses                       (275,542)
                                                                     ----------

     Net expenses                                                         1,876
                                                                     ----------

NET INVESTMENT INCOME                                                    18,183
                                                                     ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
     Net realized gain on investments                                    12,535
     Change in unrealized appreciation on investments                     6,590
                                                                     ----------
     Net gain on investments                                             19,125
                                                                     ----------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                            $   37,308
                                                                     ==========



(1) Commenced operations on December 31, 2003.

See notes to financial statements.

                COLUMBUS CORPORATE OPPORTUNITY FUND


STATEMENT OF CHANGES IN NET ASSETS


                                                              PERIOD ENDED
                                                          SEPTEMBER 30, 2004(1)
                                                          ---------------------
OPERATIONS:
     Net investment income                                            $  18,183
     Net realized gain on investments                                    12,535
     Change in unrealized appreciation
        on investments                                                    6,590
                                                                     ----------
        Net increase in net assets resulting
          from operations                                                37,308
                                                                     ----------

DISTRIBUTIONS PAID FROM:
     Net investment income                                              (18,035)
                                                                     ----------
        Total distributions                                             (18,035)
                                                                     ----------

CAPITAL SHARE TRANSACTIONS:
     Proceeds from sale of shares                                       400,000
     Shares issued to shareholders in
        reinvestment of distributions                                    18,035
                                                                     ----------
        Net increase from capital
        share transactions                                              418,035
                                                                     ----------

TOTAL INCREASE IN NET ASSETS                                            437,308

NET ASSETS:
     Beginning of period                                                100,000
                                                                     ----------

     End of period (includes undistributed net
        investment income of $2,024)                                  $ 537,308
                                                                     ==========

(1) Commenced operations on December 31, 2003.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

For a Fund Share Outstanding Throughout the Period.

                                                              PERIOD ENDED
                                                          SEPTEMBER 30, 2004(1)
                                                         ----------------------

NET ASSET VALUE, BEGINNING OF PERIOD                         $     10.00

INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                                          0.36
     Net realized and unrealized gain on investments                0.38
                                                             ------------

        Total from investment operations                            0.74
                                                             ------------

 DISTRIBUTIONS TO SHAREHOLDERS:
     Dividends from net investment income                          (0.36)
                                                             ------------

        Total distributions                                        (0.36)
                                                             ------------

NET ASSET VALUE, END OF PERIOD                               $     10.38
                                                             ============


TOTAL RETURN(2)                                                     7.47%

SUPPLEMENTAL DATA AND RATIOS:
     Net assets, end of year/period                          $   537,308
     Ratio of expenses to average net assets(3)                     0.49%
     Ratio of expenses before waivers
        to average net assets(3)                                   72.49%
     Ratio of net investment income
        to average net assets(3)                                    4.75%
     Ratio of net investment income (loss)
        before waivers to average net assets(3)                   (67.25)%
     Portfolio turnover rate(2)                                      324%

(1) Commenced operations on December 31, 2003.
(2) Not annualized for periods less than a year
(3) Annualized

See notes to financial statements.

                       COLUMBUS CORPORATE OPPORTUNITY FUND
                          NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 2004


1.   ORGANIZATION

     Columbus Funds, Inc. (the "Company"), which consists of the Columbus Low Duration Fund, Columbus Intermediate Fund, Columbus Core Fund, Columbus Core Plus Fund and Columbus Corporate Opportunity Fund, is a Maryland company incorporated on July 3, 2003. The Company is currently offering shares of the Columbus Corporate Opportunity Fund (the "Fund") to investors. The Fund commenced operations at the close of business on December 31, 2003. Shares of the Columbus Low Duration Fund, Columbus Intermediate Fund, Columbus Core Fund and Columbus Core Plus Fund are not currently being offered. The Company is an open-end diversified series management investment company registered under the Investment Company Act of 1940 (the "1940 Act").

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from such estimates.

     INVESTMENT VALUATION - Long-term fixed income securities are valued at market prices using pricing information provided by an independent pricing service. When in the judgment of the pricing service quoted bid prices are readily available, these investments are valued at the mean of the quoted bid and ask prices. Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Common stocks and other equity-type securities are valued at the last sales price on the national securities exchange on which such securities are primarily traded, or for Nasdaq-listed securities, the official closing price. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith using procedures approved by the Funds' Board of Directors. This includes, but is not limited to, directing that valuations published by a pricing service be used to value securities for which daily prices are not readily available (which may constitute a significant number of long-term fixed income securities). Values are determined by the pricing service using methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type, indications as to values from dealers and general market conditions.

     ILLIQUID INVESTMENTS - The Fund may invest up to 15% of its respective net assets in illiquid securities (i.e., securities that are not readily marketable). Illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), repurchase agreements with maturities in excess of seven days, and other securities that are not readily marketable. The Board of Directors of the Company, or its delegate, has the ultimate authority to determine which securities are liquid or illiquid for purposes of this 15% limitation. At September 30, 2004, 5.3% of the fund's net assets were illiquid.

                       COLUMBUS CORPORATE OPPORTUNITY FUND
                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2004


     The Board of Directors has delegated to the Adviser the day-to-day determination of the liquidity of any security, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Board of Directors has directed the Adviser to look to such factors as (i) the nature of the market for a security (including the institutional private resale market), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), (iii) the availability of market quotations, and (iv) other permissible relevant factors.

     Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell.

     LIQUIDITY - The Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary market does exist for these securities, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security.

     Furthermore, given the dollar value of the Fund's net assets, the Fund may hold security lot sizes smaller than typically traded by institutional investors. As a result, the Fund should anticipate that at times such securities may only be sold to a limited number of dealers or institutional investors. This could serve to reduce the liquidity of these securities.

     As a result of the above factors, the Fund's net asset value and ability to dispose of particular securities, when necessary to meet the Fund's liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.

     ORGANIZATION AND OFFERING COSTS - Organization costs consist of costs incurred to establish the company and enable it legally to do business. The Fund expenses organization costs as incurred. Fees related to preparing the Fund's initial registration statement are offering costs. Offering costs are accounted for as a deferred charge and are amortized to expense over twelve months on a straight-line basis.

                       COLUMBUS CORPORATE OPPORTUNITY FUND
                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2004


     FEDERAL INCOME TAXES - It is the Fund's policy to continue to comply with Subchapter M of the Internal Revenue Code ("IRS Code") applicable to regulated investment companies. The IRS Code requires, among other things, that investment companies distribute substantially all investment company net taxable income and net capital gains each year to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax or excise tax provision has been made.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method.

     DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually.

     Distributions to shareholders are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

     Accordingly, at September 30, 2004, reclassifications were recorded to decrease paid-in-capital by $(1,876) and increase undistributed net investment income by $1,876, respectively.


3.   CAPITAL TRANSACTIONS

     Transactions of the Fund were as follows:

                                  PERIOD ENDED
                               SEPTEMBER 30, 2004
                               ------------------

                               SHARES       DOLLARS

     Shares sold               50,000      $500,000
     Shares issued to
       holders in
       reinvestment of          1,770        18,035
                               ------      --------
       dividends and
       capital gains
     Net increase              51,770      $518,035
                               ------      --------

                       COLUMBUS CORPORATE OPPORTUNITY FUND
                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2004


4.   INVESTMENT TRANSACTIONS

     Purchases and sales of securities for the Fund, excluding U.S. Government securities and short-term investments, for the period ended September 30, 2004 were $1,561,818 and $1,094,994, respectively. Purchases and sales of U.S. Government securities for the period ended September 30, 2004 were $135,012 and $136,553, respectively.

5.   RELATED PARTY TRANSACTIONS

     The Company has an agreement with Reams Asset Management Company LLC (the "Adviser"), with whom certain officers and directors of the Company are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement the Fund compensates the Adviser at the annual rate of 0.45% of the Fund's average daily net assets.

     Under the investment advisory agreement, if the aggregate annual operating expenses (including the investment advisory and the administration fee) exceed the expense limitation cap of 0.49% of the Fund's average daily net assets the Adviser will reimburse the Fund for the amount of such excess until January 31, 2005. After such time, the Adviser may voluntarily waive all or a portion of its management fee and/or reimburse all or a portion of a Fund's operating expenses. During the period ended September 30, 2004, the Adviser waived investment advisory fees for the Fund of $1,722 and reimbursed the Fund $273,820 for other expenses. Any waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps. The Adviser will only be entitled to recoup these amounts for a period of three years from the date the amount was waived or reimbursed. At September 30, 2004, $275,542 was available for potential recoupment.

     The Trust has entered into agreements with UMB Bank, N.A. to provide custodial services. In addition, the Fund has entered into agreements with UMB Fund Services, Inc., an affiliate of UMB Bank, N.A., to provide administration, fund accounting and transfer agency services. Under the terms of the custody agreement, the Fund sweeps excess cash daily into an interest bearing demand deposit account with UMB Bank, n.a.

                       COLUMBUS CORPORATE OPPORTUNITY FUND
                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2004


6.    FEDERAL INCOME TAX INFORMATION

     At September 30, 2004, gross unrealized appreciation and depreciation on investments, based on aggregate cost for federal income tax purposes was as follows:


    Gross unrealized appreciation                                     $11,963
    Gross unrealized depreciation                                      (5,632)
                                                                     --------

    Net unrealized appreciation on investments                         $6,331
                                                                     ========

    Cost of securities on a tax basis                                $562,828
                                                                     ========

     The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

     As of September 30, 2004, the components of accumulated earnings were as follows:


    Undistributed ordinary income                                     $14,818
    Undistributed long-term capital gains                                   -
                                                                      -------
    Accumulated earnings                                               14,818
    Accumulated Capital and Other Losses                                    -
    Unrealized Appreciation                                             6,331
                                                                      -------
    Total Accumulated Earnings                                        $21,149
                                                                      =======

     The tax character of distributions paid during the period ended September 30, 2004 were as follows:

                                                  Period Ended
                                               September 30, 2004
                                               ------------------

    Distributions paid from:
      Ordinary income                                 $18,035
      Net long-term capital gains                           -
                                                      -------
    Total taxable distributions                        18,035
                                                      -------
      Exempt interest                                       -
                                                      -------
    Total distributions paid                          $18,035
                                                      =======

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Directors of Columbus Corporate Opportunity
Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Columbus Corporate Opportunity Fund, (the portfolio constituting the Columbus Funds, Inc.)(the "Fund") as of September 30, 2004, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from December 31, 2003 (commencement of operations) to September 30, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Columbus Corporate Opportunity Fund as of September 30, 2004, and the results of its operations, the changes in its net assets, and the financial highlights for the period from December 31, 2003 (commencement of operations) to September 30, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Milwaukee, WI
November 4, 2004

                       COLUMBUS CORPORATE OPPORTUNITY FUND


PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

For a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call 1-888-416-0400 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission at http://www.sec.gov.


PORTFOLIO HOLDINGS DISCLOSURE (UNAUDITED)

The Columbus Corporate Opportunity Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be available on the EDGAR database on the SEC's website at http://www.sec.gov. These Forms may also be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

COLUMBUS FUNDS
FUND DIRECTOR AND OFFICER INFORMATION (Unaudited)


                                              TERM OF OFFICE                                      NUMBER OF FUNDS        OTHER
                            POSITION(S)       AND LENGTH OF       PRINCIPAL OCCUPATION(S)           IN COMPLEX       DIRECTORSHIPS
NAME, ADDRESS AND AGE       HELD WITH FUND    TIME SERVED         DURING PAST 5 YEARS                OVERSEEN       HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Michael D. Schoen           Director          Indefinite, until   Vice President-International of        5                None
227 Washington Street                         successor elected   Briggs & Stratton (manufacturing)
Columbus, IN 47202                                                since May 2000; Vice President
Age: 43                                       Since 2003          of Operations Support from
                                                                  May 1995 to May 2000;
                                                                  corporate officer since 1998.
------------------------------------------------------------------------------------------------------------------------------------
Thomas M. Taugher           Director          Indefinite, until   Vice President of Finance at           5                None
227 Washington Street                         successor elected   Kohl's Corporation (retail)
Columbus, IN 47202                                                since October 1994.
Age: 42                                       Since 2003
------------------------------------------------------------------------------------------------------------------------------------
Allan T. Young              Director          Indefinite, until   Attorney with Fox, O'Neill &           5                None
227 Washington Street                         successor elected   Shannon, S.C. (law firm) since
Columbus, IN 47202                                                1986; Shareholder since 1988.
Age: 49                                       Since 2003
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS* AND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
David B. McKinney           Director          Indefinite, until   President of Reams Asset               5                None
227 Washington Street       and Treasurer     successor elected   Management Company, LLC since
Columbus, IN 47202                                                1999; Senior Vice President of
Age: 48                                       Since 2003          Administration from 1998-1999.
------------------------------------------------------------------------------------------------------------------------------------
Mark M. Egan                President         Indefinite, until   Managing Director and Portfolio        5                None
227 Washington Street       and Secretary     successor elected   Manager at Reams Asset
Columbus, IN 47202                                                Management, LLC since 1990.
Age: 43                                       Since 2003
------------------------------------------------------------------------------------------------------------------------------------
Robert A. Crider            Senior Vice       Indefinite, until   Managing Director and Portfolio        5                None
227 Washington Street       President         successor elected   Manager at Reams Asset
Columbus, IN 47202                                                Management, LLC since 1981.
Age: 50                                       Since 2003
------------------------------------------------------------------------------------------------------------------------------------
Thomas M. Fink              Senior Vice       Indefinite, until   Managing Director and Portfolio        5                None
227 Washington Street       President         successor elected   Manager at Reams Asset
Columbus, IN 47202                                                Management, LLC since 2000.
Age: 40                                       Since 2003          Portfolio Manager at Brandes
                                                                  Fixed Income Partners from 1999
                                                                  to 2000. CEO of Hilltop Capital
                                                                  Management Limited from 1997 to
                                                                  1999.
------------------------------------------------------------------------------------------------------------------------------------


* Mr. McKinney is considered to be an "interested person" of the Funds within the meaning of the 1940 Act, as amended, due to his employment by Reams Asset Management Company, LLC, the adviser for the Funds.


The Columbus Funds' Statement of Additional Information (SAI) includes additional information about the Fund's directors. The SAI is available without charge, upon request, by calling toll-free 1-888-416-0400.

DIRECTORS                                 David B. McKinney
                                          Michael D. Schoen
                                          Thomas M. Taugher
                                          Allan T. Young

INVESTMENT ADVISER                        REAMS ASSET MANAGEMENT COMPANY, LLC
                                          227 Washington Street
                                          P.O. Box 727
                                          Columbus, Indiana 47202-0727

ADMINISTRATOR, TRANSFER AGENT             UMB FUND SERVICES, INC.
AND DIVIDEND-DISBURSING AGENT             803 West Michigan Avenue, Suite A
                                          Milwaukee, Wisconsin 53233

CUSTODIAN                                 UMB BANK, N.A.
                                          1010 Grand Blvd.
                                          Kansas City, Missouri  64141

REGISTERED INDEPENDENT PUBLIC             DELOITTE & TOUCHE LLP
ACCOUNTING FIRM                           555 East Wells Avenue
                                          Milwaukee, Wisconsin 53202

LEGAL COUNSEL                             KIRKLAND & ELLIS LLP
                                          200 East Randolph Drive
                                          Chicago, Illinois 60601

DISTRIBUTOR                               UMB DISTRIBUTION SERVICES, LLC
                                          803 West Michigan Avenue, Suite A
                                          Milwaukee, Wisconsin 53233


This report is submitted for the general information of shareholders of Columbus Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Columbus Funds. The Prospectus provides more complete information, including fees and expenses, the investment objectives, risks and operating policies of the Funds. Read the Prospectus carefully.
                                                                     CF 410 0904

Item 2 - Code of Ethics

(a) The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the

Registrant or a third party. A copy of this code of ethics is attached hereto as Exhibit (a).

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(d) The Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

(e) Not applicable.

(f) See attached Exhibit A.


Item 3 - Audit Committee Financial Expert

(a)(1) The Registrant's Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Mr. Thomas M. Tauger is the audit committee financial expert. Mr. Taugher is "independent" under the applicable rules.

Item 4 - Principal Accountant Fees and Services

The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below.

(a) Audit Fees.
      Fiscal year ended September 30, 2004            $14,500
      Fiscal year ended September 30, 2003            N/A

(b)   Audit-Related Fees. None.

(c)   Tax Fees.
      Fiscal year ended September 30, 2004            $2,250
      Fiscal year ended September 30, 2003            N/A


(d)   All Other Fees. None.

(e) (1) The Registrant's audit committee has adopted an Audit Committee Charter that requires that the Audit Committee review the scope and plan of the registered public accounting firm's annual and interim examinations, approve the services (other than the annual audit) to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants.

      (2) During 2004, all of the audit and non-audit services provided by the Registrant's principal accountant were pre-approved by the audit committee.

(f) None.

(g) None.

(h) Not applicable.

Item 5 - Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.


Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8 Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

         Not applicable.

Item 9 - Submission of Matters to a Vote of Security Holders

         None.

Item 10 - Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - Exhibits

(a) Code of Ethics.

(b)Certifications required pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Columbus Funds, Inc.

By:  /s/ Mark M. Egan
     -------------------------
      Mark M. Egan
      President

Date: December 6, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Mark M. Egan
      ------------------------
      Mark M. Egan
      President

Date: December 6, 2004

By:   /s/ David B. McKinney
      ------------------------
      David B. McKinney
      Treasurer

Date: December 6, 2004